Directors' and Other Senior Management's Remuneration - Summary of Directors' Remuneration (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 HKD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 HKD ($)
Executive directors [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	¥ 3,297		¥ 2,539		¥ 5,284
Contributions relating to social insurance, housing fund and retirement scheme	839		492		803
Total	4,136		3,031		6,087
Executive directors [member] | YANG Jie [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	918		830		461
Contributions relating to social insurance, housing fund and retirement scheme	214		157		169
Total	1,132		987		630
Executive directors [member] | SHANG Bing [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses					1,354
Contributions relating to social insurance, housing fund and retirement scheme					89
Total					1,443
Executive directors [member] | LI Yue [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses					1,585
Contributions relating to social insurance, housing fund and retirement scheme					187
Total					1,772
Executive directors [member] | WANG Yuhang [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	850		757		415
Contributions relating to social insurance, housing fund and retirement scheme	206		149		163
Total	1,056		906		578
Executive directors [member] | LI Ronghua [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	600		123
Contributions relating to social insurance, housing fund and retirement scheme	205		38
Total	805		161
Executive directors [member] | DONG Xin [member]
Disclosure of transactions between related parties [line items]
Salaries, allowances and bonuses	929		829		1,469
Contributions relating to social insurance, housing fund and retirement scheme	214		148		195
Total	¥ 1,143		¥ 977		¥ 1,664
Independent non-executive directors [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		$ 1,385		$ 1,385		$ 1,385
Total | $		1,385		1,385		1,385
Independent non-executive directors [member] | CHENG Mo Chi, Moses [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		460		460		460
Total | $		460		460		460
Independent non-executive directors [member] | CHOW Man Yiu, Paul [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		455		455		455
Total | $		455		455		455
Independent non-executive directors [member] | YIU Kin Wah, Stephen [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $		470		470		470
Total | $		$ 470		$ 470		470
Independent non-executive directors [member] | YANG Qiang [member]
Disclosure of transactions between related parties [line items]
Directors' fees | $						$ 0